NON-CURRENT ASSETS HELD FOR SALE - Roll forward - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	$ (40,708)	$ (44,457)	$ 62,058
Non-current assets held for sale [member] | Investment property [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	(26,604)	(22,370)	(95,593)
Non-current assets held for sale [member] | Other assets [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	(28,092)	(20,894)	25,654
Non-current assets held for sale [member] | Own use properties [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	$ 13,988
Non-current assets held for sale [member] | Property, plant and equipment [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications		$ (1,193)	$ 131,997